ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense:
Compensation and employee benefits									$ 17,514	$ 16,327	$ 15,541
Total interest expense	6,778	7,168	7,581	7,873	8,300	8,723	8,979	9,138	29,400	35,140	41,897
Benefit from income taxes	(799)	(793)	(799)	(845)	(314)	(1,010)	(1,160)	(896)	(3,236)	(3,380)	(3,553)
Net income before noncontrolling interest	3,891	4,021	3,957	3,953	3,100	4,279	4,514	3,928	15,822	15,821	14,664
Parent Company [Member]
Income:
Equity in undistributed earnings of subsidiaries									6,356	1,664	8,024
Dividends from subsidiaries									10,000	15,000	8,000
Management fee income, from subsidiaries									48	36	36
Net gain on sale of securities available for sale									629	141
Other than temporary impairment losses on securities available for sale									(26)	(317)	(217)
Interest and other income									1,126	1,365	1,432
Total income									18,133	17,889	17,275
Expense:
Interest expense, to subsidiary									2,957	3,257	3,326
Compensation and employee benefits									632	432	423
Other									657	445	376
Total interest expense									4,246	4,134	4,125
Income before benefit from income taxes									13,887	13,755	13,150
Benefit from income taxes									(1,016)	(1,155)	(1,081)
Net income before noncontrolling interest									$ 14,903	$ 14,910	$ 14,231